united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/21

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report June 30, 2021

CDGCX	Crawford Large Cap Dividend Fund Class C

CDGIX	Crawford Large Cap Dividend Fund Class I

CDOFX	Crawford Small Cap Dividend Fund Class I

CMALX	Crawford Multi-Asset Income Fund

For a prospectus and more information, including charges and expenses call (800) 431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Fund Investment Adviser: Crawford Investment Counsel, Inc. 600 Galleria Parkway SE, Suite 1650 Atlanta, Georgia 30339 www.CrawfordInvestmentFunds.com

Management Discussion of Fund Performance – (Unaudited)

At Crawford Investment Counsel, we believe that within an uncertain investment landscape, many market participants continuously underestimate the potential range of investment outcomes. In the first half of 2021, we were reminded that there is much inherent uncertainty in investing. As a result of this, we focus our investment approach on high-quality companies with the belief that quality characteristics enhance the visibility and predictability of the portfolio, which improves the likelihood of success and reduces the potential range of investment outcomes.

Dividends are an important part of our investment philosophy and process. Dividends represent a key component of total return over time, and a consistent and growing dividend often demonstrates a company’s ability to generate a sustainable and growing cash flow stream. We believe quality and dividends are inexorably linked and look to a company’s dividend history as an initial indicator of quality.

In our view, the success or failure of any investment is primarily determined by two attributes:

1.	Fundamental growth in the intrinsic value of a business: Our focus on high-quality companies increases the likelihood that fundamental progress of the company will be achieved year after year, continually enhancing intrinsic value in the process.

2.	Valuation at time of investment: Our value orientation and price sensitivity reflect the belief that valuation is an important component of both the return and risk of any investment.

Investment Process Goals:

●	Identify high-quality companies with a positively skewed risk/reward trade-off.

●	Invest when the short-term business or market considerations impair valuation.

●	Allow the company’s fundamental progress, valuation improvement, and dividend stream to contribute to the total investment return over a longer-term time horizon.

To our knowledge, the recession of 2020 was the briefest economic contraction on record. The ability to recover so rapidly can be attributed to the scientific community and its development of effective vaccines, aggressive fiscal and monetary measures, and the inherent resilience of the economy itself. We take solace from the fact that the government and its agencies were able to react so quickly and forcefully in dispensing aid and support. No doubt, we have learned lessons that will stand us in good stead when the next crisis hits. It also helped that the economy was reasonably well balanced pre-pandemic; thus, we were able to escape with limited structural damage.

Management Discussion of Fund Performance – (Unaudited) (continued)

If little or no structural damage was done to the economy, it should return at some point to its “normal” state. We expect that the normal phase will arrive in 2023 or 2024 after having gone through a transition phase of frictions and dislocations that will be resolved over time. This should put us back in what we have labeled the “2% world”, with GDP growth, inflation, and interest rates all coalescing around 2%. If this transition is successful, there is a good chance that we could enjoy an extended recovery/expansion cycle similar to the last one. While the economy was not perfect, it provided a good world for investors, and we expect it to be a good world again.

Within the market and since late last year, value stocks have outperformed growth stocks, reversing a decade-long trend as investors have anticipated a full reopening of the U.S. economy. In the second quarter, larger stocks did better than smaller companies, but smaller companies were still ahead for the year.

Dividend Growth Fund:

For the last six months ending June 30, 2021, the Crawford Dividend Growth Fund’s (the “Dividend Growth Fund”) Class I Shares and Class C Shares produced total returns of 14.68% and 14.16%, respectively. This compares to total returns for the same period of 17.05% for the Fund’s primary benchmark, the Russell 1000 Value Index, and 15.25% for the Dividend Growth Fund’s secondary benchmark, the S&P 500 Index. The highest contributing sectors in the portfolio compared to the primary benchmark were Industrials, Communication Services, and Utilities. The Dividend Growth Fund’s underperformance relative to the primary benchmark is a reflection of detractors from the Energy, Information Technology, and Financial sectors. Other factors that affected performance were returns on equity as the top quintile underperformed and accounts for a major portion of the Dividend Growth Fund’s portfolio.

The strategy continues to maintain a high-quality orientation, so the Dividend Growth Fund is over-weighted in higher quality stocks with more predictable earnings and dividends, stronger balance sheets, and high levels of profitability. The adviser believes the portfolio is well positioned to obtain attractive, long-term, risk-adjusted returns.

Small Cap Dividend Fund:

For the last six months ending June 30, 2021, the Crawford Small Cap Dividend Fund (the “Small Cap Fund”) produced a total return of 16.09%. For the same period, this compares to a total return of 17.54% for the Small Cap Fund’s primary benchmark, the Russell 2000 Index, and 26.69% for the Small Cap Fund’s secondary benchmark, the Russell 2000 Value Index.

Management Discussion of Fund Performance – (Unaudited) (continued)

During the first six months of the year, the Small Cap Fund’s quality bias did not help as lower-quality companies performed better. Outperformance by Energy, Materials, and Consumer Discretionary stocks was indicative of pro-cyclical and low-quality investor bias during the first half of the year. Positive stock selection within Financials, Health Care, and Information Technology helped offset some of the Small Cap Fund’s underperformance.

The adviser believes the Small Cap Fund’s quality-focused, bottom-up investment process aligns well with the objectives of the Small Cap Fund, which is positioned to continue to benefit from an information advantage in smaller-company stocks and a behavioral bias among investors against more consistent, predictable, dividend-paying companies with smaller market capitalizations.

Multi-Asset Income Fund:

For the last six months ending June 30, 2021, the Crawford Multi-Asset Income Fund (the “Multi-Asset Fund”) produced a total return of 12.94%. For the same period, this compares to a total return of 15.38% for the Fund’s benchmark, the NASDAQ U.S. Multi-Asset Diversified Income Index.

The Multi-Asset Fund’s portfolio management process is oriented toward generating a high level of current income. On a relative basis, the portfolio underperformed in the first half of 2021, but the equity portion of the portfolio continued to experience strength driven in part by Energy shares. Financials pulled back and were among the weakest performers for the portfolio. Within the fixed income portion of the portfolio, preferred shares delivered strong returns and variable rate corporate bonds were up slightly. We are actively positioning the portfolio to both rotate to new holdings that benefit from secular trends and recover value in overly discounted assets, which we feel have sustainable income and dividends.

In order to achieve the desired yield, the Multi-Asset Fund accepts and manages four sources of risk. These four risks are 1) Stock market risk, 2) Interest rate risk, 3) Energy price risk, and 4) Credit risk. Allocations to various asset categories will vary over time as changes occur in individual security pricing and based on the overall income opportunity set. The adviser believes that the income-producing ability of the portfolio is intact and will continue to serve shareholders well going forward.

Conclusion:

Investing in quality over the long term has proven to be an effective means of achieving investment objectives. Our longer-term optimism does not ignore the risks we face over the short term, but the economic backdrop is conducive to continued growth in the economy and forward progress on corporate profits. We believe this is favorable for common stock investors, and we look forward to a continuation of managing these funds.

Investment Results (Unaudited)

Average Annual Total Returns(a) as of June 30, 2021

	Six Months	One Year	Five Year	Ten Year
Crawford Large Cap Dividend Fund
Class I	14.68%	34.68%	13.04%	10.60%
Class C (b)	14.16%	33.35%	11.93%	9.50%
Russell 1000® Value Index(c)	17.05%	43.68%	11.87%	11.61%
S&P 500® Index(c)	15.25%	40.79%	17.65%	14.84%

	Expense Ratios(d)
	Class I	Class C
Gross	0.98%	1.98%
With Applicable Waivers(e)	0.98%	1.98%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”) distributions or the redemption of Large Cap Dividend Fund shares. Current performance of the Large Cap Dividend Fund may be lower or higher than the performance quoted. The Large Cap Dividend Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

(a) The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(b) Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(c) The Russell 1000® Value Index and the S&P 500® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Large Cap Dividend Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Large Cap Dividend Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d) The expense ratios reflect information from the Large Cap Dividend Fund’s prospectus dated April 30, 2021. Crawford Investment Counsel, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment

Investment Results (Unaudited) (continued)

vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of the Large Cap Dividend Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Large Cap Dividend Fund’s business, do not exceed 0.98% through April 30, 2022. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Large Cap Dividend Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Large Cap Dividend Fund’s expense ratios as of June 30, 2021 can be found in the financial highlights.

(e) The expense ratios, as of the Large Cap Dividend Fund’s prospectus dated April 30, 2021, include recoupment by the Adviser of previously waived management fees in the amount of 0.03%.

The Large Cap Dividend Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Large Cap Dividend Fund’s prospectus contains this and other important information about the Large Cap Dividend Fund and may be obtained by calling (800) 431-1716. Please read it carefully before investing.

The Large Cap Dividend Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of June 30, 2021

				Since
				Inception
	Six Months	One Year	Five Year	(9/26/12)
Crawford Small Cap Dividend Fund
Class I	16.09%	45.45%	12.52%	12.60%
Russell 2000® Index(b)	17.54%	62.03%	16.47%	13.87%
Russell 2000® Value Index(b)	26.69%	73.28%	13.62%	11.96%

		Expense Ratios(c)
		Class I
Gross		1.17%
With Applicable Waivers		0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”) distributions or the redemption of Small Cap Dividend Fund shares. Current performance of the Small Cap Dividend Fund may be lower or higher than the performance quoted. The Small Cap Dividend Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

(a) The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(b) The Russell 2000® Index and the Russell 2000® Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Small Cap Dividend Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Small Cap Dividend Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratios reflect information from the Small Cap Dividend Fund’s prospectus dated April 30, 2021. Crawford Investment Counsel, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees

Investment Results (Unaudited) (continued)

payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Small Cap Dividend Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Small Cap Dividend Fund’s business, do not exceed 0.99% through April 30, 2022. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/ expense payment by the Adviser is subject to recoupment by the Adviser from the Small Cap Dividend Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Small Cap Dividend Fund’s expense ratios as of June 30, 2021 can be found in the financial highlights.

The Small Cap Dividend Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small Cap Dividend Fund and may be obtained by calling (800) 431-1716. Please read it carefully before investing.

The Small Cap Dividend Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/ SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of June 30, 2021

			Since
			Inception
	Six Months	One Year	(9/12/17)
Crawford Multi-Asset Income Fund	12.94%	28.42%	5.00%
NASDAQ US Multi-Asset Diversified
Income IndexSM (b)	15.38%	31.53%	3.45%

		Expense Ratios(c)
Gross		1.27%
With Applicable Waivers		1.01%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) distributions or the redemption of Multi-Asset Income Fund shares. Current performance of the Multi-Asset Income Fund may be lower or higher than the performance quoted. The Multi-Asset Income Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

(a) The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(b) The NASDAQ US Multi-Asset Diversified Income Index SM is designed to provide exposure to multiple asset segments, each selected to result in a consistent and high yield. The index is comprised of securities classified as U.S. equities, U.S. Real Estate Investment Trusts, U.S. preferred securities, U.S. Master Limited Partnerships, and a high-yield corporate debt Exchange Traded Fund and is representative of a broader market and range of securities than are found in the Multi-Asset Income Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Multi-Asset Income Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c) The expense ratios, which include acquired fund fees and expenses of 0.01%, reflect information from the Multi-Asset Income Fund’s prospectus dated April 30, 2021. Crawford Investment Counsel, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company

Investment Results (Unaudited) (continued)

Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Multi-Asset Income Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Multi-Asset Income Fund’s business, do not exceed 1.00% through April 30, 2022. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Multi-Asset Income Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Multi-Asset Income Fund’s expense ratios (not including acquired fund fees and expenses) as of June 30, 2021 can be found in the financial highlights.

The Multi-Asset Income Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Multi-Asset Income Fund and may be obtained by calling (800) 431-1716. Please read it carefully before investing.

The Multi-Asset Income Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/ SIPC.

Fund Holdings (Unaudited)

Crawford Large Cap Dividend Fund Holdings as of June 30, 2021.*

The investment objective of the Crawford Large Cap Dividend Fund is total return. Total return is comprised of both capital appreciation and income.

Crawford Small Cap Dividend Fund Holdings as of June 30, 2021.*

The investment objective of the Crawford Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

*	As a percentage of net assets.

Fund Holdings (Unaudited)

Crawford Multi-Asset Income Fund Holdings as of June 30, 2021.*

*	As a percentage of net assets.

The investment objective of the Crawford Multi-Asset Fund is to provide current income.

Availability of Portfolio Schedule – (Unaudited)

The Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov.

Crawford Large Cap Dividend Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.29%

Communications — 4.07%
Comcast Corp., Class A	21,500	$1,225,930
Omnicom Group, Inc.	14,850	1,187,852
		2,413,782
Consumer Discretionary — 8.67%
Genuine Parts Co.	14,940	1,889,462
Home Depot, Inc. (The)	6,710	2,139,752
Starbucks Corp.	10,000	1,118,100
		5,147,314
Consumer Staples — 12.04%
Coca-Cola Co. (The)	30,000	1,623,300
Colgate-Palmolive Co.	6,500	528,775
Mondelez International, Inc., Class A	25,850	1,614,074
Philip Morris International, Inc.	19,250	1,907,868
Procter & Gamble Co. (The)	10,900	1,470,737
		7,144,754
Financials — 17.70%
American Express Co.	11,900	1,966,237
BlackRock, Inc.	2,100	1,837,437
Chubb Ltd.	10,500	1,668,870
JPMorgan Chase & Co.	6,700	1,042,118
Marsh & McLennan Cos., Inc.	7,000	984,760
Northern Trust Corp.	11,120	1,285,694
Willis Towers Watson PLC	7,478	1,720,089
		10,505,205
Health Care — 17.01%
AbbVie, Inc.	10,500	1,182,720
AstraZeneca PLC - ADR	31,000	1,856,900
Cardinal Health, Inc.	18,000	1,027,620
Johnson & Johnson	13,140	2,164,684
Medtronic PLC	15,000	1,861,950
Merck & Co., Inc.	20,770	1,615,283
Stryker Corp.	1,500	389,595
		10,098,752
Industrials — 16.56%
3M Co.	4,000	794,520
Honeywell International, Inc.	8,000	1,754,800
Hubbell, Inc.	7,140	1,334,038
Johnson Controls International PLC	28,100	1,928,502
Raytheon Technologies Corp.	12,500	1,066,375
United Parcel Service, Inc., Class B	12,930	2,689,052
W.W. Grainger, Inc.	600	262,800
		9,830,087
Technology — 21.39%
Accenture PLC, Class A	5,840	1,721,573
Fidelity National Information Services, Inc.	8,000	1,133,360

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund
Schedule of Investments (continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.29% - (continued)

Technology — 21.39% - (continued)
International Business Machines Corp.	8,000	$1,172,720
Microsoft Corp.	10,370	2,809,233
S&P Global, Inc.	3,600	1,477,620
SAP SE - ADR	7,500	1,053,450
Texas Instruments, Inc.	13,350	2,567,205
Visa, Inc., Class A	3,200	748,224
		12,683,385
Utilities — 1.85%
American Electric Power Co., Inc.	13,000	1,099,670
Total Common Stocks (Cost $31,020,012)		58,922,949

MONEY MARKET FUNDS - 0.73%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(a)	434,178	434,178
Total Money Market Funds (Cost $434,178)		434,178
Total Investments — 100.02% (Cost $31,454,190)		59,357,127
Liabilities in Excess of Other Assets — (0.02)%		(11,801)
NET ASSETS — 100.00%		$59,345,326

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.91%

Communications — 1.07%
Switch, Inc., Class A	162,118	$3,422,311

Consumer Discretionary — 11.73%
Carter’s, Inc.	40,874	4,216,971
Columbia Sportswear Co.	39,700	3,904,892
Hanesbrands, Inc.	255,000	4,760,850
HNI Corp.	74,244	3,264,509
Jack in the Box, Inc.	37,138	4,138,659
Johnson Outdoors, Inc., Class A	11,328	1,370,688
Leggett & Platt, Inc.	75,570	3,915,281
Monro, Inc.	86,148	5,471,259
Wolverine World Wide, Inc.	197,199	6,633,775
		37,676,884
Consumer Staples — 8.26%
Casey’s General Stores, Inc.	29,795	5,799,299
Core-Mark Holding Co., Inc.	89,708	4,037,757
Flowers Foods, Inc.	131,961	3,193,456
J&J Snack Foods Corp.	21,578	3,763,419
MGP Ingredients, Inc.	52,061	3,521,406
PriceSmart, Inc.	68,484	6,232,729
		26,548,066
Financials — 21.34%
Artisan Partners Asset Management, Inc., Class A	64,808	3,293,543
BancFirst Corp.	53,660	3,349,994
Bryn Mawr Bank Corp.	84,055	3,546,280
First Hawaiian, Inc.	133,400	3,780,556
First of Long Island Corp. (The)	152,622	3,240,165
Glacier Bancorp, Inc.	60,462	3,330,247
Hanover Insurance Group, Inc.	41,872	5,679,518
Houlihan Lokey, Inc.	68,326	5,588,384
Lazard Ltd., Class A	74,239	3,359,315
Old Republic International Corp.	248,718	6,195,565
South State Corp.	58,640	4,794,406
Sterling Bancorp	219,820	5,449,338
Trico Bancshares	142,504	6,067,820
Valley National Bancorp	453,456	6,089,914
Walker & Dunlop, Inc.	45,600	4,759,728
		68,524,773
Health Care — 6.60%
Atrion Corp.	6,839	4,246,540
CONMED Corp.	50,785	6,979,383
Luminex Corp.	110,101	4,051,717
Psychemedics Corp.	235,151	1,636,651
U.S. Physical Therapy, Inc.	36,913	4,277,109
		21,191,400

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.91% - (continued)

Industrials — 23.90%
ESCO Technologies, Inc.	61,711	$5,789,109
Franklin Electric Co., Inc.	63,318	5,104,697
Hackett Group, Inc. (The)	377,013	6,793,774
Healthcare Services Group, Inc.	100,884	3,184,908
Hubbell, Inc.	15,400	2,877,336
Kaman Corp.	64,393	3,245,407
Landstar System, Inc.	10,218	1,614,648
Littelfuse, Inc.	17,902	4,561,251
Moog, Inc., Class A	54,875	4,612,793
MSC Industrial Direct Co., Inc., Class A	54,857	4,922,319
Mueller Water Products, Inc., Series A	394,851	5,693,751
National Instruments Corp.	126,679	5,355,988
nVent Electric PLC	187,622	5,861,311
Standex International, Inc.	39,000	3,701,490
Tennant Co.	42,790	3,416,782
Valmont Industries, Inc.	24,141	5,698,483
Woodward, Inc.	35,690	4,385,587
		76,819,634
Materials — 3.54%
Cameco Corp.	204,331	3,919,069
Compass Minerals International, Inc.	39,958	2,367,911
HB Fuller Co.	79,804	5,076,332
		11,363,312
Real Estate — 5.17%
Armada Hoffler Properties, Inc.	178,506	2,372,345
CoreSite Realty Corp.	27,909	3,756,551
Four Corners Property Trust, Inc.	91,401	2,523,582
Independence Realty Trust, Inc.	198,151	3,612,293
PS Business Parks, Inc.	10,678	1,581,198
STAG Industrial, Inc.	73,817	2,762,970
		16,608,939
Technology — 14.67%
American Software, Inc., Class A	314,797	6,912,943
AudioCodes, Ltd.	116,968	3,870,471
Avnet, Inc.	75,304	3,018,184
Brooks Automation, Inc.	49,627	4,728,461
Cass Information Systems, Inc.	120,067	4,892,730
Computer Programs & Systems, Inc.	119,730	3,978,628
Power Integrations, Inc.	71,741	5,887,066
Sapiens International Corp. NV	140,334	3,686,574
Simulations Plus, Inc.	76,598	4,205,996
TTEC Holdings, Inc.	57,521	5,929,840
		47,110,893
Utilities — 2.63%
Black Hills Corp.	86,552	5,680,408

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund
Schedule of Investments (continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.91% - (continued)

Utilities — 2.63% - (continued)
IDACORP, Inc.	28,500	$2,778,750
		8,459,158
Total Common Stocks (Cost $239,763,470)		317,725,370

MONEY MARKET FUNDS - 1.28%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(a)	4,121,334	4,121,334
Total Money Market Funds (Cost $4,121,334)		4,121,334
Total Investments — 100.19% (Cost $243,884,804)		321,846,704
Liabilities in Excess of Other Assets — (0.19)%		(611,822)
NET ASSETS — 100.00%		$321,234,882

(a)	Rate disclosed is the seven day effective yield as of June 30, 2021.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 55.29%

Communications — 4.66%
AT&T, Inc.	70,000	$2,014,600
BCE, Inc.	51,080	2,519,265
Verizon Communications, Inc.	22,120	1,239,384
		5,773,249
Consumer Staples — 2.73%
Philip Morris International, Inc.	34,050	3,374,696

Energy — 11.05%
Kinder Morgan, Inc.	169,880	3,096,912
ONEOK, Inc.	56,440	3,140,322
Valero Energy Corp.	38,360	2,995,149
Williams Cos., Inc. (The)	167,490	4,446,859
		13,679,242
Financials — 11.84%
AGNC Investment Corp.	204,490	3,453,836
Huntington Bancshares, Inc.	169,000	2,411,630
New Residential Investment Corp.	339,470	3,594,986
Old Republic International Corp.	97,730	2,434,454
People’s United Financial, Inc.	161,540	2,768,796
		14,663,702
Health Care — 6.65%
AbbVie, Inc.	33,730	3,799,347
Cardinal Health, Inc.	38,650	2,206,529
Pfizer, Inc.	56,930	2,229,379
		8,235,255
Industrials — 1.45%
BAE Systems PLC - ADR	61,180	1,790,739

Real Estate — 10.99%
Alexander’s, Inc.	6,790	1,819,381
Brandywine Realty Trust	173,630	2,380,467
Four Corners Property Trust, Inc.	72,350	1,997,584
Physicians Realty Trust	123,840	2,287,325
STAG Industrial, Inc.	64,240	2,404,502
WP Carey, Inc.	36,430	2,718,407
		13,607,666
Technology — 2.74%
International Business Machines Corp.	23,110	3,387,695

Utilities — 3.18%
Duke Energy Corp.	18,090	1,785,845
NorthWestern Corp.	35,720	2,151,058
		3,936,903
Total Common Stocks (Cost $60,125,833)		68,449,147

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
PREFERRED STOCKS — 30.24%

Energy— 1.18%
Energy Transfer LP, Series D, 7.63%	57,530	$1,462,413

Financials— 14.74%
Allstate Corp., Series G, 5.63%	64,550	1,768,025
Annaly Capital Management, Inc., Series F, 6.95%	139,530	3,640,337
Bank of America Corp., Series KK, 5.38%	51,050	1,426,337
Charles Schwab Corp. (The), Series D, 5.95%	51,250	1,300,213
Invesco Mortgage Capital, Inc., Series C, 7.50%	122,310	3,066,312
Two Harbors Investment Corp., Series B, 7.63%	161,400	4,233,521
Wells Fargo & Co., Series L, 7.50%	1,850	2,823,489
		18,258,234
Real Estate— 10.59%
Armada Hoffler Properties Inc., Series A, 6.75%	106,930	2,861,447
Digital Realty Trust, Inc., Series L, 5.20%	102,150	2,878,586
Hersha Hospitality Trust, Series D, 6.50%	66,910	1,575,731
Monmouth Real Estate Investment Corp., Series C, 6.13%	79,840	2,017,557
UMH Properties, Inc., Series D, 6.38%	37,100	977,214
Vornado Realty Trust, Series M, 5.25%	104,150	2,794,345
		13,104,880
Utilities— 3.73%
Nisource, Inc., Series B, 6.50%	63,250	1,812,745
Sempra Energy, 5.75%	33,400	918,834
Spire, Inc., Series A, 5.90%	66,580	1,882,882
		4,614,461
Total Preferred Stocks (Cost $34,722,619)		37,439,988

	Principal
	Amount	Fair Value
CORPORATE BONDS — 11.50%

Energy— 2.48%
Transcanada Trust, 5.63%, 5/20/2075	$2,830,000	3,070,550

Financials— 4.91%
Ally Financial, Inc., Series B, 4.70%, Perpetual	2,989,000	3,094,212
American Express Co., 3.58%, Perpetual (3MO LIBOR + 342.8bps)(a)	2,975,000	2,978,719
		6,072,931
Utilities— 4.11%
Centerpoint Energy, Inc., Series A, 6.13%, Perpetual	1,920,000	2,041,200
Southern Co. (The), Series B, 5.50%, 3/15/2057	2,975,000	3,047,205
		5,088,405
Total Corporate Bonds (Cost $13,165,309)		14,231,886

	Shares	Fair Value
MONEY MARKET FUNDS - 2.80%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 0.01%(b)	3,464,964	3,464,964
Total Money Market Funds (Cost $3,464,964)		3,464,964
Total Investments — 99.83% (Cost $111,478,725)		123,585,985

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Schedule of Investments (continued)
June 30, 2021 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 2.80% - continued
Other Assets in Excess of Liabilities — 0.17%		215,730
NET ASSETS — 100.00%		$123,801,715

(a)	Variable rate security. The rate shown is the effective interest rate as June 30, 2021. The benchmark on which the rate is calculated is shown parenthetically.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2021.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

	Crawford	Crawford	Crawford
	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Assets
Investments in securities at value (cost $31,454,190, $243,884,804 and $111,478,725)	$59,357,127	$321,846,704	$123,585,985
Receivable for fund shares sold	116,511	520,890	274,924
Receivable for investments sold	—	88,828	—
Dividends and interest receivable	122,917	325,923	495,870
Prepaid expenses	22,290	23,846	7,311
Total Assets	59,618,845	322,806,191	124,364,090
Liabilities
Payable for fund shares redeemed	34,296	67,131	107,077
Payable for distributions to shareholders	177,383	580,683	343,621
Payable for investments purchased	—	645,448	—
Payable to Adviser	28,819	228,592	82,293
12b-1 fees accrued - Class C	7,537	—	—
Payable to affiliates	8,274	21,394	10,082
Payable to trustees	1,695	1,695	1,695
Other accrued expenses	15,515	26,366	17,607
Total Liabilities	273,519	1,571,309	562,375
Net Assets	$59,345,326	$321,234,882	$123,801,715
Net Assets consist of:
Paid-in capital	$29,928,167	$232,463,371	$117,582,650
Accumulated earnings	29,417,159	88,771,511	6,219,065
Net Assets	$59,345,326	$321,234,882	$123,801,715
Class I
Net Assets	$56,375,045	$321,234,882
Shares outstanding (unlimited number of shares authorized, no par value)	3,978,237	6,548,468
Net asset value (“NAV”) and offering price per share	$14.17	$49.05
Class C
Net Assets	$2,970,281
Shares outstanding (unlimited number of shares authorized, no par value)	211,396
Net asset value (“NAV”) and offering price per share	$14.05

Net Assets			$123,801,715
Shares outstanding (unlimited number of shares authorized, no par value)			4,846,299
Net asset value (“NAV”) and offering price per share			$25.55

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Operations
For the six months ended June 30, 2021 (Unaudited)

	Crawford Large Cap Dividend Fund	Crawford Small Cap Dividend Fund	Crawford Multi- Asset Income Fund
Investment Income
Dividend income	$667,158	$3,179,678	$3,038,801
Interest income	—	—	288,926
Foreign dividend taxes withheld	(5,315)	(11,559)	(12,120)
Total investment income	661,843	3,168,119	3,315,607
Expenses
Adviser	140,141	1,527,018	574,381
Fund accounting	20,706	31,865	20,593
Administration	15,322	83,549	30,798
12b-1 fees- Class C	14,868	—	—
Registration	13,432	14,094	6,116
Transfer agent	13,387	12,857	8,925
Legal	9,534	9,533	9,534
Audit and tax preparation	9,223	9,223	9,719
Trustee	7,082	7,082	7,082
Compliance services	5,950	5,950	5,950
Report printing	3,526	7,979	3,421
Custodian	3,511	18,697	6,873
Insurance	997	1,988	1,257
Pricing	483	235	442
Miscellaneous	10,939	14,284	10,757
Total expenses	269,101	1,744,354	695,848
Recoupment of prior expenses waived by Adviser	21,042	—	—
Fees contractually waived by Adviser	—	(216,182)	(121,148)
Net operating expenses	290,143	1,528,172	574,700
Net investment income	371,700	1,639,947	2,740,907
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	1,428,352	14,980,767	1,187,815
Net change in unrealized appreciation of investment securities and translation of assets and liabilities in foreign currency	5,951,306	27,348,577	9,890,590
Net realized and change in unrealized gain on investments and foreign currency	7,379,658	42,329,344	11,078,405
Net increase in net assets resulting from operations	$7,751,358	$43,969,291	$13,819,312

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Changes in Net Assets

	Crawford Large Cap Dividend Fund
		For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$371,700	$865,623
Net realized gain on investment securities transactions	1,428,352	2,920,470
Net change in unrealized appreciation (depreciation) of investment securities	5,951,306	(323,453)
Net increase in net assets resulting from operations	7,751,358	3,462,640
Distributions to Shareholders from Earnings
Class I	(370,288)	(3,375,504)
Class C	(5,332)	(179,279)
Total distributions	(375,620)	(3,554,783)
Capital Transactions - Class I
Proceeds from shares sold	2,254,851	5,550,415
Reinvestment of distributions	243,359	2,938,581
Amount paid for shares redeemed	(3,855,466)	(5,469,889)
Total Class I	(1,357,256)	3,019,107
Capital Transactions - Class C(a)
Proceeds from shares sold	15,120	22,169
Reinvestment of distributions	5,332	178,913
Amount paid for shares redeemed	(494,765)	(1,208,235)
Total Class C	(474,313)	(1,007,153)
Net increase (decrease) in net assets resulting from capital transactions	(1,831,569)	2,011,954
Total Increase in Net Assets	5,544,169	1,919,811
Net Assets
Beginning of period	53,801,157	51,881,346
End of period	$59,345,326	$53,801,157
Share Transactions - Class I
Shares sold	171,463	464,662
Shares issued in reinvestment of distributions	17,841	243,482
Shares redeemed	(292,020)	(463,874)
Total Class I	(102,716)	244,270
Share Transactions - Class C(a)
Shares sold	1,171	1,919
Shares issued in reinvestment of distributions	398	14,943
Shares redeemed	(37,538)	(107,478)
Total Class C	(35,969)	(90,616)
Net increase (decrease) in shares outstanding	(138,685)	153,654

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Changes in Net Assets (continued)

	Crawford Small Cap Dividend Fund
		For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,639,947	$3,212,256
Net realized gain (loss) on investment securities transactions	14,980,767	(3,819,195)
Net change in unrealized appreciation of investment securities	27,348,577	12,326,703
Net increase in net assets resulting from operations	43,969,291	11,719,764
Distributions to Shareholders from Earnings
Class I	(1,698,663)	(5,284,700)
Total distributions	(1,698,663)	(5,284,700)
Capital Transactions - Class I
Proceeds from shares sold	22,186,657	46,445,371
Reinvestment of distributions	1,379,732	4,505,607
Amount paid for shares redeemed	(13,828,735)	(38,138,275)
Total Class I	9,737,654	12,812,703
Capital Transactions - Class C(a)
Amount paid for shares redeemed	—	(1,342,811)
Total Class C	—	(1,342,811)
Net increase in net assets resulting from capital transactions	9,737,654	11,469,892
Total Increase in Net Assets	52,008,282	17,904,956
Net Assets
Beginning of period	269,226,600	251,321,644
End of period	$321,234,882	$269,226,600
Share Transactions - Class I
Shares sold	466,521	1,326,403
Shares issued in reinvestment of distributions	28,586	119,445
Shares redeemed	(284,734)	(1,059,459)
Total Class I	210,373	386,389
Share Transactions - Class C(a)
Shares sold	—	—
Shares redeemed	—	(34,893)
Total Class C	—	(34,893)
Net increase in shares outstanding	210,373	351,496

(a)	The Small Cap Dividend Fund Class C shares ceased operations on February 26, 2020.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Statements of Changes in Net Assets (continued)

	Crawford Multi-Asset Income Fund
		For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2021	2020
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,740,907	$3,426,647
Net realized gain (loss) on investment securities transactions	1,187,815	(7,797,201)
Net change in unrealized appreciation (depreciation) of investment securities	9,890,590	(816,582)
Net increase (decrease) in net assets resulting from operations	13,819,312	(5,187,136)
Distributions to Shareholders from
Earnings	(1,971,250)	(3,540,919)
Return of capital	—	(103,691)
Total distributions	(1,971,250)	(3,644,610)
Capital Transactions
Proceeds from shares sold	6,948,035	29,078,143
Reinvestment of distributions	1,571,204	2,882,934
Amount paid for shares redeemed	(2,621,881)	(10,399,035)
Net increase in net assets resulting from capital transactions	5,897,358	21,562,042
Total Increase in Net Assets	17,745,420	12,730,296
Net Assets
Beginning of period	106,056,295	93,325,999
End of period	$123,801,715	$106,056,295
Share Transactions
Shares sold	281,465	1,291,122
Shares issued in reinvestment of distributions	63,967	135,508
Shares redeemed	(108,400)	(442,878)
Net increase in shares outstanding	237,032	983,752

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,
	Months
	Ended
	June 30, 2021
	(Unaudited)		2020	2019	2018	2017	2016
Selected Per Share Data:
Net asset value, beginning of period	$12.44		$12.44	$9.83	$10.63	$9.99	$9.84
Investment operations:
Net investment income	0.09		0.21	0.19	0.18	0.16	0.16
Net realized and unrealized gain (loss)	1.73		0.65	2.61	(0.59)	1.24	1.39
Total from investment operations	1.82		0.86	2.80	(0.41)	1.40	1.55
Less distributions to shareholders from:
Net investment income	(0.09)		(0.21)	(0.19)	(0.18)	(0.17)	(0.16)
Net realized gains	—		(0.65)	—	(0.21)	(0.59)	(1.24)
Total distributions	(0.09)		(0.86)	(0.19)	(0.39)	(0.76)	(1.40)
Net asset value, end of period	$14.17		$12.44	$12.44	$9.83	$10.63	$9.99
Total Return(a)	14.68	% (b)	7.32%	28.61%	(3.97)%	14.08%	15.76%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$56,375		$50,751	$47,713	$37,585	$33,272	$29,829
Ratio of net expenses to average net assets	0.98	% (c)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waiver or recoupment	0.91	% (c)	0.95%	0.98%	1.03%	1.07%	1.19%
Ratio of net investment income to average net assets	1.38	% (c)	1.84%	1.64%	1.70%	1.57%	1.51%
Portfolio turnover rate(d)	4	% (b)	43%	7%	14%	21%	13%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class C
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,
	Months
	Ended
	June30,2021
	(Unaudited)		2020	2019	2018	2017	2016
Selected Per Share Data:
Net asset value, beginning of period	$12.33		$12.33	$9.76	$10.54	$9.91	$9.77
Investment operations:
Net investment income	0.02		0.10	0.07	0.08	0.06	0.06
Net realized and unrealized gain (loss)	1.72		0.64	2.57	(0.59)	1.22	1.37
Total from investment operations	1.74		0.74	2.64	(0.51)	1.28	1.43
Less distributions to shareholders from:
Net investment income	(0.02)		(0.09)	(0.07)	(0.06)	(0.06)	(0.05)
Net realized gains	—		(0.65)	—	(0.21)	(0.59)	(1.24)
Total distributions	(0.02)		(0.74)	(0.07)	(0.27)	(0.65)	(1.29)
Net asset value, end of period	$14.05		$12.33	$12.33	$9.76	$10.54	$9.91
Total Return(a)	14.16	% (b)	6.26%	27.16%	(4.84)%	12.95%	14.61%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,970		$3,050	$4,168	$4,069	$5,385	$5,503
Ratio of net expenses to average net assets	1.98	% (c)	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of expenses to average net assets before waiver or recoupment	1.91	% (c)	1.95%	1.98%	2.03%	2.07%	2.19%
Ratio of net investment income to average net assets	0.37	% (c)	0.84%	0.64%	0.68%	0.56%	0.51%
Portfolio turnover rate(d)	4	% (b)	43%	7%	14%	21%	13%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund – Class I
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,
	Months
	Ended
	June 30, 2021
	(Unaudited)		2020	2019	2018	2017	2016
Selected Per Share Data:
Net asset value, beginning of period	$42.48		$41.98	$36.39	$42.42	$39.32	$31.51
Investment operations:
Net investment income	0.25		0.52	0.55	0.47	0.40	0.52
Net realized and unrealized gain (loss)	6.58		0.83	7.20	(3.70)	5.06	7.90
Total from investment operations	6.83		1.35	7.75	(3.23)	5.46	8.42
Less distributions to shareholders from:
Net investment income	(0.26)		(0.48)	(0.58)	(0.45)	(0.43)	(0.51)
Net realized gains	—		(0.37)	(1.58)	(2.35)	(1.93)	(0.10)
Total distributions	(0.26)		(0.85)	(2.16)	(2.80)	(2.36)	(0.61)
Net asset value, end of period	$49.05		$42.48	$41.98	$36.39	$42.42	$39.32
Total Return(a)	16.09	% (b)	3.50%	21.38%	(7.64)%	13.94%	26.95%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$321,235		$269,227	$249,865	$178,416	$181,709	$141,098
Ratio of net expenses to average net assets	0.99	% (c)	0.99%	1.03%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets before waiver or recoupment	1.13	% (c)	1.17%	1.18%	1.20%	1.23%	1.33%
Ratio of net investment income to average net assets	1.06	% (c)	1.44%	1.36%	1.11%	1.00%	1.61%
Portfolio turnover rate	16	% (b)	32%	28%	33%	36%	31%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund
Financial Highlights
(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,			For the
	Months					Period
	Ended					Ended
	June 30, 2021					December
	(Unaudited)		2020	2019	2018	31, 2017(a)
Selected Per Share Data:
Net asset value, beginning of period	$23.01		$25.74	$22.54	$24.79	$25.00
Investment operations:
Net investment income	0.58		0.79	0.94	1.05	0.24
Net realized and unrealized gain (loss)	2.38		(2.68)	3.56	(2.20)	(0.21)
Total from investment operations	2.96		(1.89)	4.50	(1.15)	0.03
Less distributions to shareholders from:
Net investment income	(0.42)		(0.82)	(1.00)	(1.04)	(0.23)
Net realized gains	—		—	(0.29)	(0.06)	—
Return of capital	—		(0.02)	(0.01)	—	(0.01)
Total distributions	(0.42)		(0.84)	(1.30)	(1.10)	(0.24)
Net asset value, end of period	$25.55		$23.01	$25.74	$22.54	$24.79
Total Return(b)	12.94	% (c)	(7.00)%	20.25%	(4.86)%	0.14	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$123,802		$106,056	$93,326	$50,923	$30,488
Ratio of net expenses to average net assets	1.00	% (d)	1.00%	1.00%	1.00%	1.00	% (d)
Ratio of expenses to average net assets before waiver or recoupment	1.21	% (d)	1.26%	1.32%	1.39%	2.46	% (d)
Ratio of net investment income to average net assets	4.77	% (d)	3.67%	3.89%	4.51%	4.54	% (d)
Portfolio turnover rate	8	% (c)	33%	20%	28%	5	% (c)

(a)	For the period September 12, 2017 (commencement of operations) to December 31, 2017.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds
Notes to the Financial Statements
June 30, 2021 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”, formerly known as Crawford Dividend Growth Fund), Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”) and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). The Large Cap Dividend Fund, Small Cap Dividend Fund, and Multi-Asset Income Fund were organized on December 7, 2003, June 21, 2012, and August 7, 2017, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Crawford Investment Counsel, Inc. (the “Adviser”). The investment objective of the Large Cap Dividend Fund is to provide total return. The investment objective of the Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Multi-Asset Income Fund is to provide current income.

The Large Cap Dividend Fund currently offers two classes of shares: Class C and Class I. Large Cap Dividend Fund Class I shares were first offered to the public on January 5, 2004, and Large Cap Dividend Fund Class C shares were first offered to the public on January 27, 2004. Small Cap Dividend Fund Class I shares were first offered to the public on September 26, 2012, and Small Cap Dividend Fund Class C shares were first offered to the public on April 29, 2015; closed for sale on December 3, 2019, and ceased operation on February 26, 2020. Shares of the Multi-Asset Income Fund were first offered to the public on September 12, 2017. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2021 (Unaudited)

significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended June 30, 2021, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2021 (Unaudited)

tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Large Cap Dividend Fund and Small Cap Dividend Fund each typically distribute substantially all of its net investment income quarterly and net realized capital gains, if any, at least annually. Multi-Asset Income Fund typically distributes net investment income monthly and any realized net capital gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2021 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2021 (Unaudited)

exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s Portfolio Valuation Procedures, the Pricing Review Committee, in making its recommendations with the Adviser’s participation, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Value Guidelines would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Portfolio Valuation Procedures, the validity of market quotations appears

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2021 (Unaudited)

to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Large Cap Dividend Fund
Common Stocks(a)	$58,922,949	$—	$—	$58,922,949
Money Market Funds	434,178	—	—	434,178
Total	$59,357,127	$—	$—	$59,357,127

Small Cap Dividend Fund
Common Stocks(a)	317,725,370	—	—	317,725,370
Money Market Funds	4,121,334	—	—	4,121,334
Total	$321,846,704	$—	$—	$321,846,704

Multi-Asset Income Fund
Common Stocks(a)	68,449,147	—	—	68,449,147
Preferred Stocks(a)	37,439,988	—	—	37,439,988
Corporate Bonds(a)	—	14,231,886	—	14,231,886
Money Market Funds	3,464,964	—	—	3,464,964
Total	$109,354,099	$14,231,886	$—	$123,585,985

(a)	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a fee based on each Fund’s average daily net assets as follows:

	Large Cap Dividend	Small Cap Dividend	Multi-Asset Income
	Fund	Fund	Fund
Management fee rate	0.50%	0.99%	1.00%
Management fees earned	$140,141	$1,527,018	$574,381
Fees recouped (waived)	$21,042	$(216,182)	$(121,148)

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2021 (Unaudited)

The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 0.98% of the Fund’s average daily net assets with respect to the Large Cap Dividend Fund, 0.99% of the Fund’s average daily net assets with respect to the Small Cap Dividend Fund and 1.00% of the Fund’s average daily net assets with respect to the Multi-Asset Income Fund. The contractual arrangement for the Funds is in place through April 30, 2022.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Large Cap	Small Cap
	Dividend	Dividend	Multi-Asset
Recoverable Through	Fund	Fund	Income Fund
December 31, 2021	$1,735	$137,422	$94,769
December 31, 2022	1,841	332,606	224,679
December 31, 2023	—	386,201	238,010
June 30, 2024	—	216,182	121,148

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board. Prior to

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2021 (Unaudited)

April 1, 2021, Ultimus provided certain compliance services and Buttonwood Compliance Partners provided the Chief Compliance Officer to the Trust.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,510 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,960 per fund from the Trust, and the Independent Chairman of the Board receives $3,160 per fund from the Trust. Independent Trustees also receive $1,000 for attending each special in-person meeting and $250 for special telephonic meetings. Prior to January 1, 2021, these fees were $2,290 for non-chairmen and $2,740 for all chairmen. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Large Cap Dividend Fund has adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee to the Distributor, the Adviser or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to the Fund in connection with the promotion and distribution of the Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan. For the six months ended June 30, 2021, the Large Cap Dividend Class C shares incurred 12b-1 Expenses of $14,868. At June 30, 2021, $7,537 was owed for 12b-1 Expenses.

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2021 (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2021, purchases and sales of investment securities, other than short-term investments were as follows:

	Purchases	Sales
Large Cap Dividend Fund	$2,496,206	$3,276,445
Small Cap Dividend Fund	58,094,519	49,426,213
Multi-Asset Income Fund	13,316,760	8,420,711

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2021.

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2021, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Gross unrealized appreciation	$27,879,213	$81,129,308	$13,010,333
Gross unrealized depreciation	—	(4,162,907)	(903,075)
Net unrealized appreciation (depreciation) on investments	27,879,213	76,966,401	12,107,258
Tax cost of investments	31,477,914	244,880,303	111,478,727

The tax character of distributions paid for the fiscal year ended December 31, 2020, the Funds’ most recent fiscal year end, was as follows:

	Large Cap	Small Cap
	Dividend	Dividend	Multi-Asset
	Fund	Fund	Income Fund
Distributions paid from:
Ordinary income(a)	$864,312	$2,965,677	$3,540,919
Long-term capital gains	2,690,471	2,319,023	—
Tax return of capital	—	—	103,691
Total distributions paid	$3,554,783	$5,284,700	$3,644,610

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Undistributed ordinary income	$12,490	$130,695	$—
Undistributed long-term capital gains	101,024	—	—

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2021 (Unaudited)

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Accumulated capital and other losses	—	(3,069,023)	(7,845,024)
Unrealized appreciation on investments	21,927,907	49,439,211	2,216,027
Total accumulated earnings (deficit)	$22,041,421	$46,500,883	$(5,628,997)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

As of December 31, 2020, the Small Cap Dividend Fund had short-term and long-term capital loss carryforwards of $2,857,064 and $211,958, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of December 31, 2020, the Multi-Asset Income Fund had short-term and long-term capital loss carryforwards of $2,272,100 and $5,572,924, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2021, the Multi-Asset Income Fund had 31.49% of the value of its net assets invested in stocks within the Financials sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Crawford Funds
Notes to the Financial Statements (continued)
June 30, 2021 (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

At a meeting held on August 17, 2021, the Board approved the appointment of Martin Dean as President of the Trust (replacing David Carson) and Gwen Gosselink as Chief Compliance Officer (replacing Martin Dean). Management of the Funds has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Summary of Fund Expenses (Unaudited) (continued)

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		January 1,	June 30,	During	Expense
		2021	2021	Period(a)	Ratio
Crawford Large Cap Dividend Fund
Class I	Actual	$1,000.00	$1,146.80	$5.22	0.98%
	Hypothetical(b)	$1,000.00	$1,019.93	$4.92	0.98%
Class C	Actual	$1,000.00	$1,141.60	$10.52	1.98%
	Hypothetical(b)	$1,000.00	$1,014.97	$9.90	1.98%
Crawford Small Cap Dividend Fund
Class I	Actual	$1,000.00	$1,160.90	$5.30	0.99%
	Hypothetical(b)	$1,000.00	$1,019.89	$4.96	0.99%
Crawford Multi-Asset Income Fund
	Actual	$1,000.00	$1,129.40	$5.28	1.00%
	Hypothetical(b)	$1,000.00	$1,019.84	$5.01	1.00%

(a)	Expenses are equal to each Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Rev: January 2020

FACTS	WHAT DO THE CRAWFORD FUNDS (the “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 431-1716

Who we are
Who is providing this notice?	Crawford Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes —information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Crawford Investment Counsel, Inc., the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■    The Crawford Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Crawford Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 431-1716 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Kenneth G.Y. Grant, Chairman	Cohen & Company, Ltd.
David R. Carson	151 N Franklin Street, Suite 575
Daniel J. Condon	Chicago, IL 60606
Gary E. Hippenstiel
Stephen A. Little
Ronald C. Tritschler

OFFICERS	LEGAL COUNSEL
Martin R. Dean, President	Thompson Hine LLP
Gwen Gosselink, Chief Compliance Officer	312 Walnut Street, 20th Floor
Zachary P. Richmond, Treasurer and Chief Financial Officer	Cincinnati, OH 45202
Lynn E. Wood, Assistant Chief Compliance Officer

INVESTMENT ADVISER	CUSTODIAN
Crawford Investment Counsel, Inc.	Huntington National Bank
600 Galleria Parkway SE	41 South High Street
Suite 1650	Columbus, OH 43215
Atlanta, GA 30339

DISTRIBUTOR	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Distributors, LLC	Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246	Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

CRAWFORD-SAR-21

(b) Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By

/s/ Martin R. Dean

Martin R. Dean, President

Date 8/31/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Martin R. Dean

Martin R. Dean, President

Date 8/31/2021

By

/s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date 8/31/2021